SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Share Capital
NOTE 11 - SHARE CAPITAL

Common shares authorized, issued and related contributed capital by controlling shareholders as of December 31, 2017 and 2016 were as follows

In Thousands of US Dollars and shares
Description	2017	2016
Authorized:
An unlimited number of common shares, at no par value
Issued, outstanding :
Number of common shares	56,378	49,116
Dollars	$108,196	$92,125

The holders of common shares are entitled to receive dividends as declared, which is at the discretion of the Corporation, and are entitled to one vote per share at the annual general meeting of the Corporation. The Corporation has never paid any dividends.

Common Stock

In November 2013, we signed a Common Stock Private Purchase Agreement, whereby Lorros-Greyse was committed to purchase up to $15 million of Nymox’s common shares over the twenty-four-month period beginning in November 2013, subject to the same terms and conditions as before. Under this agreement, which became effective December 3, 2013, we received a total of $6,400,000 for the issuance of shares under this Common Stock Private Purchase Agreement, including 648,466 shares for $939,144 in 2015.

Twenty-six drawings were made under the November 2013 Common Stock Private Purchase Agreement, for total proceeds of $6,400,000. The Common Stock Private Placement Agreement expired in November 2015 and was not renewed.

In February 2016, the Corporation filed a prospectus supplement and accompanying prospectus related to the potential issuance and sale of up to $12,000,000 of our common stock, no par value per share, from time to time through our sales agent, Chardan Capital Markets, LLC, or Chardan. These sales have been made under an equity distribution agreement, dated February 5, 2016, between the Corporation and Chardan, which we refer to as the equity distribution agreement.

Sales of our common stock under this prospectus supplement and the accompanying prospectus are made by any method permitted by law deemed to be an “at-the-market” offering as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on The NASDAQ Capital Market, on any other existing trading market for our common. If expressly authorized by us, Chardan may also sell our common stock in privately negotiated transactions. Chardan acts as sales agent on a commercially reasonable efforts basis, consistent with its normal trading and sales practices and applicable state and federal laws, rules and regulations and the rules of NASDAQ. There is no specific date on which the offering will end, there are no minimum sale requirements and there are no arrangements to place any of the proceeds of this offering in an escrow, trust or similar account.

During the year end of December 31, 2017, the Corporation received cash from the exercise of 441,529 warrants issued in connection with private placements of common stock in early 2015 and 107,000 warrant issued in connection with convertible note issued in year 2014.

During the year end December 31, 2017, the Corporation completed 14 private placements and placement of warrant excise raising a total of $5,038,705 in share capital. A total of 1,971,916 shares were issued for the private placement and warrant excise.